COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leases Future Minimum Payments Due [Line Items]
January 1, 2018 - December 31, 2018	$ 1,949
January 1, 2019 - December 31, 2019	1,297
January 1, 2020 - December 31, 2020	446
January 1, 2021 - December 31, 2021	198
January 1, 2022 and onwards	70
Total minimum lease payments	$ 3,960